Financial assets and liabilities - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade payables and other payables	$ 10,760	$ 20,145
Trade and other payables	$ 10,760	$ 20,145